Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of Components of Accrued Expenses and Other Current Liabilities

The components of accrued expenses and other current liabilities were as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Salary and welfare payable	107,353	88,665
Accrued operating expenses	16,426	11,895
Payable for acquisitions of property and equipment	2,802	2,250
Other tax payable	1,195	1,401
Refund liabilities (1)	225	211
	128,001	104,422

(1)
Refund liabilities represented the estimated amounts of fee received for other educational products and services that are estimated to be refunded as described in Note 2.